UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22067

AllianzGI Global Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	August 31, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2013 (unaudited)

Shares		Value*
COMMON STOCK—79.3%
	Australia—2.3%
	Airlines—0.1%
152,554	Qantas Airways Ltd. (a)	$169,615

	Biotechnology—0.9%
17,462	CSL Ltd. (b)	1,091,836

	Construction & Engineering—0.2%
14,173	Leighton Holdings Ltd.	209,735

	Diversified Financial Services—0.6%
139,994	Challenger Ltd.	767,582

	Metals & Mining—0.5%
58,602	Arrium Ltd.	83,933
13,924	BHP Billiton Ltd.	475,273
		559,206
	Austria—0.1%
	Building Products—0.0%
3,027	Wienerberger AG	50,489

	Metals & Mining—0.1%
2,316	Voestalpine AG	115,023

	Belgium—0.1%
	Chemicals—0.1%
5,374	Tessenderlo Chemie NV	129,297

	Bermuda—0.4%
	Insurance—0.4%
20,240	Assured Guaranty Ltd.	475,235

	Brazil—0.4%
	Metals & Mining—0.4%
32,439	Vale S.A., Class B, ADR	496,965

	Canada—0.1%
	Communications Equipment—0.1%
9,100	Blackberry Ltd. (a)	57,603

	China—0.2%
	Electronic Equipment, Instruments—0.1%
36,600	Kingboard Chemical Holdings Ltd.	98,885

	Independent Power Producers—0.1%
38,000	China Resources Power Holdings Co., Ltd.	91,852

	Paper & Forest Products—0.0%
112,000	Lee & Man Paper Manufacturing Ltd.	82,403

	Denmark—0.1%
	Construction & Engineering—0.1%
2,000	FLSmidth & Co. AS	104,281

	Finland—0.2%
	Communications Equipment—0.0%
7,353	Nokia Oyj (a)	59,379

	Food & Staples Retailing—0.2%
4,984	Kesko Oyj, Class B	185,949

	France—2.0%
	Airlines—0.0%
4,355	Air France - KLM (a)	45,032

	Automobiles—0.3%
9,874	Peugeot S.A. (a)	156,572
1,838	Renault S.A.	162,755
		319,327
	Commercial Banks—0.4%
4,922	BNP Paribas S.A.	368,746
12,598	Credit Agricole S.A. (a)	157,586
		526,332
	Diversified Telecommunication—0.5%
47,233	Orange S.A. (b)	615,648

	Electrical Equipment—0.2%
4,912	Alstom S.A.	180,020

	Household Durables—0.2%
2,043	SEB S.A.	190,853

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Shares		Value*
	Metals & Mining—0.0%
154	APERAM (a)	$2,832
3,088	ArcelorMittal	53,039
		55,871
	Oil, Gas & Consumable Fuels—0.4%
8,490	Total S.A.	513,477

	Germany—2.2%
	Airlines—0.4%
23,665	Deutsche Lufthansa AG (a)	512,942

	Automobiles—1.2%
17,212	Daimler AG (b)	1,423,668

	Chemicals—0.2%
7,688	K+S AG	214,472

	Electrical Equipment—0.0%
149	OSRAM Licht AG (a)	8,806

	Industrial Conglomerates—0.2%
1,496	Siemens AG	197,418

	Metals & Mining—0.0%
1,548	Salzgitter AG	67,123

	Multi-Utilities—0.0%
568	RWE AG	21,781

	Semiconductors & Semiconductor Equipment—0.2%
2,911	Aixtron AG (a)	40,262
15,947	Infineon Technologies AG	161,739
		202,001
	Greece—0.0%
	Commercial Banks—0.0%
403	National Bank of Greece S.A. (a)	2,505

	Hong Kong—1.8%
	Airlines—0.4%
197,000	Cathay Pacific Airways Ltd.	417,691

	Diversified Financial Services—0.1%
8,121	Hong Kong Exchanges & Clearing Ltd.	142,558

	Electric Utilities—0.3%
59,000	Cheung Kong Infrastructure Holdings Ltd.	387,511

	Industrial Conglomerates—0.2%
3,600	Jardine Matheson Holdings Ltd.	181,828

	Marine—0.1%
10,500	Orient Overseas International Ltd.	55,420

	Real Estate Management & Development—0.6%
41,000	Hang Lung Group Ltd.	217,098
118,000	New World Development Co., Ltd.	159,031
28,000	Swire Pacific Ltd., Class A	337,689
19,600	Swire Properties Ltd.	52,426
		766,244
	Semiconductors & Semiconductor Equipment—0.1%
16,500	ASM Pacific Technology Ltd.	137,212

	Specialty Retail—0.0%
19,981	Esprit Holdings Ltd.	41,533

	Ireland—0.5%
	Banks—0.0%
20,740	Irish Bank Resolution Corp., Ltd. (a)(c)	282

	Insurance—0.5%
9,738	Permanent TSB Group Holdings PLC (a)	598
19,230	XL Group PLC, Class A	615,167
		615,765
	Israel—0.1%
	Pharmaceuticals—0.1%
3,501	Teva Pharmaceutical Industries Ltd., ADR	142,701

	Italy—0.6%
	Electric Utilities—0.2%
54,358	Enel SpA	247,043

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Shares		Value*
	Household Durables—0.1%
14,735	Indesit Co. SpA	$183,190

	Oil, Gas & Consumable Fuels—0.3%
13,395	ENI SpA	320,557

	Japan—5.4%
	Auto Components—0.1%
5,800	Tokai Rika Co., Ltd.	117,954

	Commercial Banks—0.5%
169,000	Hokuhoku Financial Group, Inc.	347,047
4,896	Sumitomo Mitsui Financial Group, Inc.	243,657
		590,704
	Computers & Peripherals—0.0%
13,000	Toshiba Corp.	56,230

	Diversified Financial Services—0.1%
4,900	ORIX Corp.	89,586

	Diversified Telecommunication—0.1%
2,100	Nippon Telegraph & Telephone Corp.	105,594

	Electronic Equipment, Instruments—0.3%
3,500	FUJIFILM Holdings Corp.	95,839
5,500	Mitsumi Electric Co., Ltd.	49,806
23,000	Nippon Chemi-Con Corp.	86,108
14,000	Star Micronics Co., Ltd.	162,758
		394,511
	Health Care Equipment & Supplies—0.2%
7,000	Olympus Corp.	235,940

	Household Durables—0.2%
13,300	Sony Corp.	243,161

	Leisure Equipment & Products—0.4%
5,000	Nikon Corp.	95,018
7,900	Sankyo Co., Ltd.	362,513
		457,531
	Machinery—0.2%
5,000	Glory Ltd.	135,379
4,700	Shima Seiki Manufacturing Ltd.	94,397
		229,776
	Marine—0.3%
71,000	Mitsui OSK Lines Ltd.	316,079
32,000	Nippon Yusen KK	99,296
		415,375
	Metals & Mining—0.3%
4,300	JFE Holdings, Inc.	96,947
84,160	Nippon Steel & Sumitomo Metal Corp.	273,334
		370,281
	Pharmaceuticals—0.2%
6,000	Chugai Pharmaceutical Co., Ltd.	143,368
3,300	Daiichi Sankyo Co., Ltd.	60,676
		204,044
	Road & Rail—0.1%
1,700	East Japan Railway Co.	139,504

	Software—0.0%
300	Nintendo Co., Ltd.	38,744

	Specialty Retail—0.1%
3,000	Aoyama Trading Co., Ltd.	80,703

	Tobacco—0.1%
3,200	Japan Tobacco, Inc.	108,247

	Trading Companies & Distribution—1.7%
54,000	ITOCHU Corp.	682,327
70,000	Marubeni Corp.	508,382
26,000	Mitsui & Co., Ltd.	360,686
36,900	Sumitomo Corp.	457,108
		2,008,503
	Wireless Telecommunication Services—0.5%
10,000	KDDI Corp.	629,691

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Shares		Value*
	Netherlands—0.2%
	Diversified Financial Services—0.2%
14,541	ING Groep NV (a)	$188,638

	New Zealand—0.2%
	Construction Materials—0.2%
27,259	Fletcher Building Ltd.	202,334

	Norway—0.5%
	Chemicals—0.4%
10,500	Yara International ASA	456,851

	Energy Equipment & Services—0.1%
3,400	TGS Nopec Geophysical Co. ASA	89,475

	Singapore—1.0%
	Airlines—0.3%
40,000	Singapore Airlines Ltd.	333,253

	Commercial Banks—0.2%
36,000	Oversea-Chinese Banking Corp. Ltd.	299,450

	Distributors—0.2%
9,000	Jardine Cycle & Carriage Ltd.	252,923

	Electronic Equipment, Instruments—0.1%
26,000	Venture Corp., Ltd.	155,894

	Real Estate Management & Development—0.1%
71,000	Wing Tai Holdings Ltd.	113,018

	Transportation Infrastructure—0.1%
29,200	SATS Ltd.	74,650

	Spain—0.9%
	Construction & Engineering—0.3%
9,221	ACS Actividades de Construccion y Servicios S.A.	297,751
2,822	Sacyr S.A. (a)	14,977
		312,728
	Diversified Telecommunication—0.6%
45,274	Telefonica S.A.	745,989

	Sweden—1.5%
	Commercial Banks—0.3%
19,000	Nordea Bank AB	245,258
4,200	Swedbank AB, Class A	107,115
		352,373
	Household Durables—0.1%
5,400	Electrolux AB, Class B	131,278

	Machinery—0.6%
20,200	Sandvik AB	281,871
16,000	Trelleborg AB, Class B	310,606
14,200	Volvo AB, Class B	186,864
		779,341
	Specialty Retail—0.5%
13,200	Hennes & Mauritz AB, Class B	559,665

	Switzerland—2.0%
	Biotechnology—0.4%
5,878	Actelion Ltd. (a)	489,253

	Capital Markets—0.1%
2,840	Credit Suisse Group AG (a)	84,752

	Energy Equipment & Services—0.3%
20,647	Weatherford International Ltd. (a)	323,332

	Insurance—0.8%
3,450	Zurich Financial Services AG (a)(b)	961,478

	Metals & Mining—0.1%
13,807	Glencore Xstrata PLC (a)	69,763

	Textiles, Apparel & Luxury Goods—0.3%
656	Swatch Group AG	429,059

	United Kingdom—8.2%
	Aerospace & Defense—0.1%
11,929	BAE Systems PLC	83,368

	Capital Markets—0.1%
17,856	3i Group PLC	107,961

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Shares		Value*
	Chemicals—0.0%
4,961	Alent PLC	$27,402

	Commercial Banks—0.4%
50,729	Barclays PLC	224,873
18,343	Lloyds TSB Group PLC (a)	23,191
5,193	Royal Bank of Scotland Group PLC (a)	27,743
9,470	Standard Chartered PLC	224,060
		499,867
	Commercial Services & Supplies—0.3%
13,154	Aggreko PLC	344,945

	Food & Staples Retailing—0.3%
92,742	WM Morrison Supermarkets PLC (b)	402,775

	Industrial Conglomerates—0.1%
4,730	Smiths Group PLC	106,171

	Insurance—0.8%
221,798	Old Mutual PLC	721,366
45,432	Standard Life PLC	260,769
		982,135
	Machinery—0.0%
4,961	Vesuvius PLC	39,419

	Metals & Mining—1.3%
6,416	Anglo American PLC	141,138
36,554	BHP Billiton PLC (b)	1,109,300
5,372	Rio Tinto PLC	285,372
		1,535,810
	Multiline Retail—1.1%
26,858	Marks & Spencer Group PLC	213,764
12,486	Next PLC	1,123,139
		1,336,903
	Oil, Gas & Consumable Fuels—2.1%
16,993	BG Group PLC	346,696
	Royal Dutch Shell PLC,
16,201	Class A	541,888
45,399	Class B (b)	1,590,477
		2,479,061
	Professional Services—0.1%
14,108	Michael Page International PLC	109,511

	Specialty Retail—0.3%
16,621	Game Group PLC (a)(c)	272
72,326	Howden Joinery Group PLC	380,788
		381,060
	Tobacco—0.7%
14,650	British American Tobacco PLC (b)	779,622

	Wireless Telecommunication Services—0.5%
165,068	Vodafone Group PLC	612,155

	United States—48.3%
	Aerospace & Defense—2.2%
10,300	L-3 Communications Holdings, Inc.	1,065,638
45,800	Textron, Inc.	1,521,934
		2,587,572
	Auto Components—1.3%
31,200	Johnson Controls, Inc.	1,575,912

	Automobiles—1.4%
82,000	Ford Motor Co.	1,400,560
5,837	General Motors Co. (a)	226,067
		1,626,627
	Beverages—2.2%
28,200	Coca-Cola Co.	1,133,358
15,600	Molson Coors Brewing Co., Class B	821,652
7,500	PepsiCo, Inc.	633,450
		2,588,460

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Shares		Value*
	Biotechnology—1.4%
1,400	Amgen, Inc. (b)	$159,712
19,900	Gilead Sciences, Inc. (a)(b)	1,488,719
		1,648,431
	Chemicals—0.2%
2,600	Monsanto Co.	294,658

	Communications Equipment—3.0%
44,800	Cisco Systems, Inc.	952,000
21,200	Harris Corp.	1,367,612
16,700	Qualcomm, Inc.	1,228,786
		3,548,398
	Computers & Peripherals—2.1%
2,400	Apple, Inc.	1,334,568
51,700	EMC Corp.	1,233,045
		2,567,613
	Construction & Engineering—0.1%
2,200	Fluor Corp. (b)	171,182

	Diversified Telecommunication Services—1.1%
25,600	Verizon Communications, Inc.	1,270,272

	Electric Utilities—1.2%
13,855	Entergy Corp.	857,486
11,625	Exelon Corp.	312,829
6,744	PPL Corp.	207,108
		1,377,423
	Electronic Equipment, Instruments & Components—1.0%
13,500	Amphenol Corp., Class A	1,147,500

	Energy Equipment & Services—3.0%
9,700	Diamond Offshore Drilling, Inc.	582,485
15,500	National Oilwell Varco, Inc.	1,263,250
20,100	Schlumberger Ltd.	1,777,242
		3,622,977
	Food & Staples Retailing—0.3%
2,400	Costco Wholesale Corp.	301,032

	Food Products—0.7%
20,500	Archer-Daniels-Midland Co.	825,125

	Health Care Equipment & Supplies—1.6%
15,600	Baxter International, Inc.	1,067,820
2,300	Intuitive Surgical, Inc. (a)	866,870
		1,934,690
	Health Care Providers & Services—1.4%
10,200	McKesson Corp.	1,692,078

	Hotels, Restaurants & Leisure—1.2%
11,900	McDonald’s Corp.	1,158,703
3,800	Starbucks Corp.	309,548
		1,468,251
	Household Products—1.2%
16,500	Procter & Gamble Co.	1,389,630

	Independent Power Producers & Energy Traders—0.8%
38,461	NRG Energy, Inc.	1,017,678

	Industrial Conglomerates—1.4%
62,026	General Electric Co.	1,653,613

	Insurance—2.4%
2,679	American International Group, Inc.	133,280
46,000	Genworth Financial, Inc., Class A (a)	695,060
11,760	MetLife, Inc.	613,755
16,500	Prudential Financial, Inc.	1,464,540
		2,906,635
	Internet & Catalog Retail—0.3%
1,000	Amazon.com, Inc. (a)	393,620

	Internet Software & Services—1.4%
1,600	Google, Inc., Class A (a)	1,695,344

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Shares		Value*
	IT Services—1.1%
5,200	International Business Machines Corp.	$934,336
1,600	Visa, Inc., Class A	325,536
		1,259,872
	Machinery—2.7%
18,700	AGCO Corp.	1,089,836
2,221	Colfax Corp. (a)	128,996
14,200	Deere & Co.	1,196,208
14,900	Joy Global, Inc.	842,744
		3,257,784
	Media—0.1%
3,100	Comcast Corp., Class A	154,597

	Metals & Mining—0.7%
23,400	Freeport-McMoRan Copper & Gold, Inc.	811,746

	Multiline Retail—1.1%
20,200	Target Corp.	1,291,386

	Multi-Utilities—0.9%
28,169	PG&E Corp.	1,137,182

	Oil, Gas & Consumable Fuels—1.8%
4,726	Apache Corp.	432,382
5,500	Occidental Petroleum Corp.	522,280
19,400	Peabody Energy Corp.	353,080
18,800	Valero Energy Corp. (b)	859,536
		2,167,278
	Pharmaceuticals—2.1%
29,000	Bristol-Myers Squibb Co.	1,490,020
21,200	Merck & Co., Inc.	1,056,396
		2,546,416
	Semiconductors & Semiconductor Equipment—2.0%
48,000	Intel Corp.	1,144,320
29,600	Texas Instruments, Inc.	1,272,800
		2,417,120
	Software—2.4%
41,200	Microsoft Corp.	1,570,956
36,900	Oracle Corp.	1,302,201
		2,873,157
	Specialty Retail—0.5%
7,500	Home Depot, Inc.	605,025

	Total Common Stock (cost-$129,612,536)	95,058,171

CONVERTIBLE PREFERRED STOCK—12.5%

	Aerospace & Defense—0.5%
8,500	United Technologies Corp., 7.50%, 8/1/15	555,560

	Airlines—0.6%
14,985	Continental Airlines Finance Trust II, 6.00%, 11/15/30	723,963

	Auto Components—0.6%
10,700	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	673,244

	Automobiles—0.5%
60,000	Escrow GM Corp.,%, 7/15/33 (a)(c)	—
11,800	General Motors Co., 4.75%, 12/1/13, Ser. B	625,636
		625,636
	Biotechnology—0.4%
8,485	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.) (d)	551,440

	Capital Markets—0.3%
4,600	AMG Capital Trust I, 5.10%, 4/15/36	308,487
	Escrow Lehman Brothers Holdings, Inc. (a)(c)(e),
42,200	6.00%, 10/12/10, Ser. GIS	13,949
9,300	28.00%, 3/6/09, Ser. RIG	28,248
		350,684

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Shares		Value*
	Commercial Banks—0.5%
250	Huntington Bancshares, Inc., 8.50%, 12/31/49 (f)	$318,750
250	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (f)	281,563
		600,313
	Communications Equipment—1.0%
645	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	649,192
8,080	The Goldman Sachs Group, Inc., 8.00%, 1/15/14 (QualComm) (d)	531,551
		1,180,743
	Computers & Peripherals—0.3%
18,785	JPMorgan Chase & Co., 7.50%, 3/24/14 (EMC Corp.) (d)	420,784

	Diversified Financial Services—0.5%
600	Bank of America Corp., 7.25%, 12/31/49, Ser. L (f)	645,000

	Electric Utilities—0.4%
4,900	NextEra Energy, Inc., 5.599%, 6/1/15	282,975
3,000	PPL Corp., 8.75%, 5/1/14	158,730
		441,705
	Energy Equipment & Services—0.6%
15,500	Wells Fargo & Co., 8.00%, 8/6/14 (Halliburton) (d)	759,190

	Food Products—0.9%
10,000	Bunge Ltd., 4.875%, 12/31/49 (f)	1,070,200

	Household Durables—0.4%
13,500	Wells Fargo & Co., 8.00%, 6/20/14 (Lennar Corp.) (d)	460,620

	Insurance—0.7%
11,615	JPMorgan Chase & Co., 7.00%, 3/10/14 (American International Group, Inc.) (d)	502,349
9,500	MetLife, Inc., 5.00%, 3/26/14	293,170
		795,519
	Internet & Catalog Retail—0.5%
660	Credit Suisse, 8.00%, 5/21/14 (Priceline.com) (d)	661,076

	IT Services—0.2%
4,000	Unisys Corp., 6.25%, 3/1/14	298,200

	Machinery—0.4%
2,000	Stanley Black & Decker, Inc., 4.75%, 11/17/15	249,960
2,480	Stanley Black & Decker, Inc., 6.25%, 11/17/16	252,960
		502,920
	Metals & Mining—0.7%
21,140	ArcelorMittal, 6.00%, 1/15/16	539,400
11,600	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	254,736
		794,136
	Multi-Utilities—0.5%
11,000	AES Trust III, 6.75%, 10/15/29	553,850

	Oil, Gas & Consumable Fuels—0.7%
4,700	ATP Oil & Gas Corp., 8.00%, 10/1/14 (f)(g)(h)	423
6,700	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	652,412
2,025	SandRidge Energy, Inc., 7.00%, 12/31/49 (f)	191,236
		844,071
	Real Estate Investment Trust—0.5%
12,700	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49 (f)	318,770
5,570	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (f)	300,223
		618,993
	Road & Rail—0.8%
47,690	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (h)	917,823

	Total Convertible Preferred Stock (cost-$15,494,026)	15,045,670

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—6.5%
	Biotechnology—0.1%
$150	Dendreon Corp., 2.875%, 1/15/16	97,125

	Capital Markets—0.9%
500	Ares Capital Corp., 5.75%, 2/1/16	541,875
475	BGC Partners, Inc., 4.50%, 7/15/16	499,047
		1,040,922

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Coal—0.4%
$475	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	$465,203

	Construction Materials—0.5%
505	Cemex S.A.B. de C.V., 4.875%, 3/15/15	582,959

	Health Care Providers & Services—0.5%
541	HealthSouth Corp., 2.00%, 12/1/43	602,539

	Hotels, Restaurants & Leisure—0.7%
450	MGM Resorts International, 4.25%, 4/15/15	545,906
295	Morgans Hotel Group Co., 2.375%, 10/15/14	286,150
		832,056
	Internet Software & Services—0.4%
475	Qihoo 360 Technology Co., Ltd., 2.50%, 9/15/18 (g)(h)	504,984

	Machinery—1.1%
515	Greenbrier Cos, Inc., 3.50%, 4/1/18	599,331
150	Meritor, Inc., 7.875%, 3/1/26 (g)(h)	188,719
500	Navistar International Corp., 3.00%, 10/15/14	519,688
		1,307,738
	Marine—0.4%
550	DryShips, Inc., 5.00%, 12/1/14	537,969

	Media—0.4%
1,000	Liberty Interactive LLC, 3.50%, 1/15/31	537,500

	Metals & Mining—0.2%
200	Steel Dynamics, Inc., 5.125%, 6/15/14	227,875

	Oil, Gas & Consumable Fuels—0.3%
485	Endeavour International Corp., 5.50%, 7/15/16	390,122

	Semiconductors & Semiconductor Equipment—0.3%
300	SunPower Corp., 4.75%, 4/15/14	361,125

	Software—0.1%
125	TeleCommunication Systems, Inc., 7.75%, 6/30/18	121,797

	Thrifts & Mortgage Finance—0.2%
200	MGIC Investment Corp., 5.00%, 5/1/17	225,125

	Total Convertible Bonds & Notes (cost-$7,520,571)	7,835,039

Shares
PREFERRED STOCK—0.3%
Germany—0.3%
Automobiles—0.3%
3,950	Porsche Automobile Holding SE (cost-899,346)	401,043

Units
WARRANTS (a)—0.2%
	Automobiles—0.2%
	General Motors Co.,
5,558	expires 7/10/16	160,904
5,558	expires 7/10/19	117,719

	Total Warrants (cost-$775,632)	278,623

Principal Amount (000s)
SHORT-TERM INVESTMENTS—1.2%
	Time Deposit—1.2%
$1,482	Wells Fargo-Grand Cayman, 0.03%, 12/2/13 (cost-$1,482,233)	1,482,233

	Total Investments, before call options written
	(cost-$155,784,344) (i)—100.0%	120,100,779

AllianzGI Global Equity & Convertible Income Fund Schedule of Investments

November 30, 2013 (unaudited) (continued)

Contracts		Value*
CALL OPTIONS WRITTEN (a)—(0.0)%
	Amgen, Inc., (ASE),
5	strike price $120, expires 12/21/13	$(230)
	Fluor Corp., (CBOE),
10	strike price $82.5, expires 12/21/13	(225)
	Gilead Sciences, Inc., (CBOE),
100	strike price $75, expires 12/21/13	(20,350)
	Valero Energy Corp., (ASE),
115	strike price $46, expires 12/21/13	(13,283)
	Total Call Options Written (premiums received-$13,787)	(34,088)

	Total Investments, net of call options written
	(cost-$155,770,557) (j)—100.0%	120,066,691
	Other assets less other liabilities—0.0%	52,367
	Net Assets—100.0%	$120,119,058

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation method to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in certain currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using a modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair Value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and these differences could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)         Non-income producing.

(b)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(c)          Fair-Valued—Securities with an aggregate value of $42,751, representing less than 0.05% of net assets.

(d)         Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities).  Such entity is identified in the parenthetical.

(e)          In default.

(f)           Perpetual maturity. The date shown is the next call date.

(g)          Private Placement—Restricted as to resale and may not have a readily available market.  Securities with an aggregate value of $694,126, representing 0.6% of net assets.

(h)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)             At November 30, 2013, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $156,849,386. Gross unrealized appreciation was $5,089,019, gross unrealized depreciation was $41,837,626 and net unrealized depreciation was $36,748,607. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

(j)            Securities with an aggregate value of $35,520,775, representing 29.6% of net assets were valued utilizing modeling tools provided by a third-party vendor.

(k)         Transactions in call options written for the three months ended November 30, 2013:

	Contracts	Premiums
Options outstanding, August 31, 2013	520	$27,824
Options written	495	29,479
Options terminated in closing transactions	(360)	(19,227)
Options exercised	(425)	(24,289)
Options outstanding, November 30, 2013	230	$13,787

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended November 30, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the- money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at November 30, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable		Value at
	Quoted Prices	Inputs	Inputs		11/30/13
Investments in Securities - Assets
Common Stock:
Australia	—	$2,797,974	—		$2,797,974
Austria	—	165,512	—		165,512
Belgium	—	129,297	—		129,297
China	—	273,140	—		273,140
Denmark	—	104,281	—		104,281
Finland	—	245,328	—		245,328
France	—	2,446,560	—		2,446,560
Germany	—	2,648,211	—		2,648,211
Greece	—	2,505	—		2,505
Hong Kong	—	2,129,997	—		2,129,997
Ireland	$615,765	—	$282		616,047
Italy	—	750,790	—		750,790
Japan	—	6,516,079	—		6,516,079
Netherlands	—	188,638	—		188,638
New Zealand	—	202,334	—		202,334
Norway	—	546,326	—		546,326
Singapore	—	1,229,188	—		1,229,188
Spain	—	1,058,717	—		1,058,717
Sweden	—	1,822,657	—		1,822,657
Switzerland	323,332	2,034,305	—		2,357,637
United Kingdom	—	9,827,893	272		9,828,165
All Other	58,998,788	—	—		58,998,788
Convertible Preferred Stock:
Airlines	—	723,963	—		723,963
Automobiles	625,636	—	—	†	625,636
Biotechnology	—	—	551,440		551,440
Capital Markets	—	308,487	42,197		350,684
Communications Equipment	—	649,192	531,551		1,180,743
Computers & Peripherals	—	—	420,784		420,784
Energy Equipment & Services	—	—	759,190		759,190
Household Durables	—	—	460,620		460,620
Insurance	293,170	—	502,349		795,519
Internet & Catalog Retail	—	—	661,076		661,076
Metals & Mining	254,736	539,400	—		794,136
Oil, Gas & Consumable Fuels	191,236	652,835	—		844,071
Road & Rail	—	917,823	—		917,823
All Other	5,959,985	—	—		5,959,985
Convertible Bonds & Notes	—	7,835,039	—		7,835,039
Preferred Stock	—	401,043	—		401,043
Warrants	278,623	—	—		278,623
Short-Term Investments	—	1,482,233	—		1,482,233
Total Investments in Securities - Assets	$67,541,271	$48,629,747	$3,929,761		$120,100,779
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(34,088)	—	—		$(34,088)
Totals	$67,507,183	$48,629,747	$3,929,761		$120,066,691

At November 30, 2013, a security valued at $8,806 was transferred from Level 1 to Level 2. This change was the result of a security trading outside the U.S. whose value was not adjusted by the application of the modeling tool at August 31, 2013, which was applied on November 30, 2013.

At November 30, 2013, a security valued at $598 was transferred from Level 2 to Level 1. This change was the result of a security trading outside the U.S whose value was adjusted by the application of the modeling tool at August 31, 2013, which was not applied on November 30, 2013.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended November 30, 2013, was as follows:

							Net
						Net	Change in
	Beginning				Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance				Discounts	Gain	Appreciation/	into	out of	Balance
	8/31/13		Purchases	Sales	(Premiums)	(Loss)	(Depreciation)	Level 3	Level 3	11/30/13
Investments in Securities - Assets
Common Stock:
Ireland	$274		—	—	—	—	$8	—	—	$282
United Kingdom	258		—	—	—	—	14	—	—	272
Convertible Preferred Stock:
Automobiles	—	†	—	—	—	—	—	—	—	—	†
Biotechnology	481,439		—	—	—	—	70,001	—	—	551,440
Capital Markets	156,862		—	—	—	—	(114,665)	—	—	42,197
Communications Equipment	499,142		—	—	—	—	32,409	—	—	531,551
Computers & Peripherals	452,906		—	—	—	—	(32,122)	—	—	420,784
Energy Equipment & Services	732,840		—	—	—	—	26,350	—	—	759,190
Household Durables	448,605		—	—	—	—	12,015	—	—	460,620
Insurance	487,249		—	—	—	—	15,100	—	—	502,349
Internet & Catalog Retail	563,977		—	—	—	—	97,099	—	—	661,076
Totals	$3,823,552		—	—	—	—	$106,209	—	—	$3,929,761

† Escrow GM Corp. is fair-valued at $0.

The net change in unrealized appreciation/depreciation of Level 3 investments at November 30, 2013 was $106,209.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2013:

	Ending Balance	Valuation	Unobservable
	at 11/30/13	Technique Used	Inputs	Input Values
Investments in Securities - Assets

Convertible Preferred Stock:	$3,887,010	Third-Party Pricing Vendor	Single Broker Quote	$22.40 - $1001.63

Convertible Preferred Stock:	42,197	Fundamental Analytical Data Relating to the Investment	Expected Recovery Value	$0.33 - $3.04

Glossary:

ADR — American Depositary Receipt

ASE — American Stock Exchange

CBOE — Chicago Board Option Exchange

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Global Equity & Convertible Income Fund

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: January 17, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: January 17, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 17, 2014